Long-term Investments, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2025 CNY (¥)	May 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 28, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Investment income					¥ 1,224	$ 177
Nanjing Chengwei Venture Capital Partnership (Limited Partnership) ("Chengwei")
Schedule Of Equity Method Investments [Line Items]
Consideration transferred in cash	¥ 9,000	¥ 9,000	¥ 13,500	¥ 9,000					¥ 4,500
Equity investment ownership percentage					4.01%	4.01%
Investment income					¥ 1,224